Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading income [Abstract]
Total Sales & Trading	€ 5,122	€ 4,064	€ 4,294
Sales & Trading (equity)	1,152	616	544
Sales & Trading (FIC)	3,969	3,448	3,750
Other trading income	(1,748)	(3,517)	(420)
Total trading income	3,374	547	3,874
Breakdown by financial asset/liability category [Abstract]
Securities purchased/sold under resale/repurchase agreements	3	(3)	3
Securities borrowed/loaned	(1)	1	0
Loans and loan commitments	(32)	(109)	(453)
Deposits	(30)	(28)	0
Long-term debt	(398)	303	761
Other financial assets/liabilities designated at fair value through profit or loss	10	691	(344)
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(448)	854	(32)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 2,926	€ 1,401	€ 3,842